SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Share Capital Abstract
SHARE CAPITAL
a)	Authorized Capital

Unlimited number of common shares, participating, voting (voting right of 1 vote per share), with no par value.

2,100,000 Class “B” common shares, non-participating, voting (voting right of 1,000 votes per share), with no par value.

b)	Issued and Outstanding Common Shares

i.	During 2018, the Company converted convertible promissory notes totaling $1,966,571 (US$1,358,100), and interest expense and finder’s fees owed, into 176,150,754 common shares of the Company.

ii.	On January 2, 2019, the Company passed a resolution to increase the authorized number of Class “B” common shares from 100,000 to 1,100,000. On the same day, the Company issued 1,000,000 Class “B” common shares at $0.0001 per share for total proceeds of $100 to a shareholder who is also a Director and Officer of the Company.

iii.	During fiscal 2019, the Company converted promissory notes with face value of US$591,316 into 356,153,022 common shares of the Company. An amount of $1,379,907 was allocated to the share capital in connection with these promissory note conversions.

iv.	During fiscal 2020, the Company converted promissory notes with face value of US$302,203 into 759,908,896 common shares of the Company. An amount of $1,416,024 was allocated to the share capital in connection with these promissory note conversions.

v.	On April 14, 2020, the Company passed a resolution to increase the authorized number of Class “B” common shares from 1,100,000 to 2,100,000. On the same day, the Company issued 1,000,000 Class “B” common shares at $0.0001 per share for total proceeds of $100 to a shareholder who is also a Director and Officer of the Company.

c)	Share-Based Payments

i.	During the year ended December 31, 2018, the Company entered into a consulting agreement for the provision of business strategy and compliance services. The Company issued 600,000 common shares valued at $7,373.

ii.	During the year ended December 31, 2019, the Company granted 10 million share purchase options at an exercise price of US$0.006 without any specified expiration date. The Company estimated the share-based compensation at $60,000 using Black-Scholes with the assumptions of risk free rate of 1.68%, volatility of 268% and option life of 7 years.

d)	Share Purchase Warrants

The Company had no share purchase warrants outstanding for the years ended December 31, 2020, 2019, and 2018.

e)	Stock Options

On February 14, 2019, the Company granted 5,750,000 stock options to directors of the Company and 4,250,000 stock options to consultants. The options have an exercise price of US$0.006 and expire on February 14, 2027. The continuity of stock options is summarized below:

Expiry Date	Exercise Price		January 1, 2019	Granted 2019	Exercised	Cancelled	December 31, 2020

February 14, 2027	$	US0.006	-	10,000,000	-	-	10,000,000

The Company did not issue any stock options in 2020.

f)	Escrow Shares

On September 19, 2014, the Company entered into an escrow agreement with a creditor. The Company agreed to pay the creditor $2,500 upon signing of the agreement and to issue 1,500 shares to be held in escrow. The Company was obligated to pay the creditor a further $7,334 (US$6,687) forty-five days after the Company’s stock becomes DWAC-eligible. On December 22, 2016, the Company paid $5,374 (US$4,000) and the creditor agreed to release these shares from escrow.

As of December 31, 2020, the 1,500 shares were held in trust by the corporate lawyer and have not been returned to the Company’s Treasury.